Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
June 30, 2023
Z60-NPRT1-0823
1.9884252.106
Domestic Equity Funds - 49.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	99,438	1,388,148
Fidelity Series Commodity Strategy Fund (a)	985	95,330
Fidelity Series Large Cap Growth Index Fund (a)	50,370	877,447
Fidelity Series Large Cap Stock Fund (a)	51,083	965,477
Fidelity Series Large Cap Value Index Fund (a)	123,930	1,793,274
Fidelity Series Small Cap Core Fund (a)	492	5,052
Fidelity Series Small Cap Opportunities Fund (a)	34,005	437,986
Fidelity Series Value Discovery Fund (a)	44,626	661,354
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,663,401)		6,224,068

International Equity Funds - 40.3%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	25,375	361,845
Fidelity Series Emerging Markets Fund (a)	39,095	324,880
Fidelity Series Emerging Markets Opportunities Fund (a)	76,890	1,303,277
Fidelity Series International Growth Fund (a)	51,045	838,667
Fidelity Series International Index Fund (a)	30,333	347,920
Fidelity Series International Small Cap Fund (a)	15,776	256,040
Fidelity Series International Value Fund (a)	75,984	840,386
Fidelity Series Overseas Fund (a)	66,904	838,976
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,789,355)		5,111,991

Bond Funds - 9.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	9,710	76,706
Fidelity Series Corporate Bond Fund (a)	6,210	56,203
Fidelity Series Emerging Markets Debt Fund (a)	2,311	17,101
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	602	5,658
Fidelity Series Floating Rate High Income Fund (a)	1,411	12,646
Fidelity Series Government Bond Index Fund (a)	8,946	82,032
Fidelity Series International Credit Fund (a)	5	35
Fidelity Series International Developed Markets Bond Index Fund (a)	80	686
Fidelity Series Investment Grade Bond Fund (a)	8,413	83,705
Fidelity Series Investment Grade Securitized Fund (a)	6,399	56,953
Fidelity Series Long-Term Treasury Bond Index Fund (a)	130,039	782,837
Fidelity Series Real Estate Income Fund (a)	1,848	17,701
TOTAL BOND FUNDS (Cost $1,242,434)		1,192,263

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	46,621	46,621
Fidelity Series Short-Term Credit Fund (a)	868	8,337
Fidelity Series Treasury Bill Index Fund (a)	11,461	113,927
TOTAL SHORT-TERM FUNDS (Cost $168,922)		168,885

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,864,112)	12,697,207
NET OTHER ASSETS (LIABILITIES) - 0.0%	2
NET ASSETS - 100.0%	12,697,209

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	67,932	11,961	1,687	11	5	(1,505)	76,706
Fidelity Series Blue Chip Growth Fund	1,218,819	124,068	157,323	-	15,057	187,527	1,388,148
Fidelity Series Canada Fund	316,600	43,313	10,888	-	24	12,796	361,845
Fidelity Series Commodity Strategy Fund	81,583	17,938	1,904	-	(160)	(2,127)	95,330
Fidelity Series Corporate Bond Fund	49,107	9,224	1,562	518	(33)	(533)	56,203
Fidelity Series Emerging Markets Debt Fund	14,871	2,459	352	237	(7)	130	17,101
Fidelity Series Emerging Markets Debt Local Currency Fund	5,008	617	123	-	2	154	5,658
Fidelity Series Emerging Markets Fund	221,367	99,849	3,022	-	(47)	6,733	324,880
Fidelity Series Emerging Markets Opportunities Fund	1,192,041	107,773	32,384	-	136	35,711	1,303,277
Fidelity Series Floating Rate High Income Fund	10,941	1,836	254	260	(1)	124	12,646
Fidelity Series Government Bond Index Fund	72,228	13,714	2,320	504	(37)	(1,553)	82,032
Fidelity Series Government Money Market Fund 5.17%	38,831	9,158	1,368	526	-	-	46,621
Fidelity Series International Credit Fund	35	-	-	-	-	-	35
Fidelity Series International Developed Markets Bond Index Fund	-	688	-	-	-	(2)	686
Fidelity Series International Growth Fund	734,843	101,764	29,293	-	378	30,975	838,667
Fidelity Series International Index Fund	304,727	43,670	10,549	-	(65)	10,137	347,920
Fidelity Series International Small Cap Fund	230,616	27,511	5,250	-	120	3,043	256,040
Fidelity Series International Value Fund	733,041	97,971	22,860	-	(7)	32,241	840,386
Fidelity Series Investment Grade Bond Fund	73,810	13,454	2,460	759	(19)	(1,080)	83,705
Fidelity Series Investment Grade Securitized Fund	50,634	8,749	1,644	490	(27)	(759)	56,953
Fidelity Series Large Cap Growth Index Fund	772,123	75,497	68,472	2,044	3,745	94,554	877,447
Fidelity Series Large Cap Stock Fund	846,185	83,304	26,429	-	551	61,866	965,477
Fidelity Series Large Cap Value Index Fund	1,579,079	202,042	58,403	-	61	70,495	1,793,274
Fidelity Series Long-Term Treasury Bond Index Fund	691,665	134,983	21,696	5,369	(259)	(21,856)	782,837
Fidelity Series Overseas Fund	734,177	105,754	35,219	-	(36)	34,300	838,976
Fidelity Series Real Estate Income Fund	20,178	2,447	5,086	309	(157)	319	17,701
Fidelity Series Short-Term Credit Fund	7,942	431	-	56	-	(36)	8,337
Fidelity Series Small Cap Core Fund	9,998	3	4,791	3	(63)	(95)	5,052
Fidelity Series Small Cap Opportunities Fund	386,926	48,916	20,309	-	171	22,282	437,986
Fidelity Series Treasury Bill Index Fund	98,162	17,893	2,030	1,272	(1)	(97)	113,927
Fidelity Series Value Discovery Fund	578,489	81,289	16,465	-	(662)	18,703	661,354
	11,141,958	1,488,276	544,143	12,358	18,669	592,447	12,697,207

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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